Derivative Financial Instruments - Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	£ 223,242	£ 176,472
Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	35,690	40,579
Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	186,787	134,991
Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	765	902
Settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	174,460	124,638
Settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	174,460	124,638
Settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	0	0
Not settled by central counterparties
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	48,782	51,834
Not settled by central counterparties | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	35,690	40,579
Not settled by central counterparties | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	12,327	10,353
Not settled by central counterparties | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Notional amount	765	902
Traded over the counter
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	1,432	2,407
Liability	818	951
Traded over the counter | Exchange rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	1,129	2,044
Liability	508	471
Traded over the counter | Interest rate contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	170	233
Liability	290	455
Traded over the counter | Equity and credit contracts
Disclosure Of Analysis Of Notional And Fair Values Of Derivatives By Trading And Settlement Method [Line Items]
Asset	133	130
Liability	£ 20	£ 25